Consolidated Balance Sheets (Annual) (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument, Unamortized Discount, Current	$ 7,406	$ 19,221
[custom:LoansPayableUnamortizedDiscount1-0]	0	370,106
Debt Instrument, Unamortized Discount, Noncurrent	$ 0	$ 2,184
Preferred Stock, Shares Authorized	1,200,000	1,200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares, Outstanding	147,477,358	118,133,432
Preferred Class A [Member]
Preferred Stock, Shares Authorized	10,000	10,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	10,000	10,000
Preferred Class B [Member]
Preferred Stock, Shares Authorized	200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	21,000	0
Preferred Class C [Member]
Preferred Stock, Shares Authorized	200,000	200,000
Preferred Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Preferred Stock, Shares Outstanding	0	0